SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance	$ 703,616	$ 423,214	$ 198,140
Change in fair value	(32,772)	280,402	225,074
Balance	$ 670,844	$ 703,616	$ 423,214